Notes to the unaudited interim condensed consolidated statement of financial position - Stock Options (SO) (Details)			6 Months Ended
	Jun. 30, 2026 EUR (€) shares plan	Jun. 09, 2026 EUR (€) shares	Jun. 30, 2026 EUR (€) plan shares	Jun. 30, 2026 EUR (€) plan € / shares shares	Jun. 30, 2026 EUR (€) plan shares	Jun. 30, 2026 EUR (€) Options plan shares	Jun. 30, 2026 EUR (€) plan shares	Jun. 30, 2026 EUR (€) Y plan shares	Jan. 26, 2026 EUR (€)	Dec. 04, 2025 EUR (€)	Oct. 10, 2025 EUR (€)	Jan. 23, 2025 EUR (€)
Shareholders' equity
Outstanding at beginning of period						22,122,366
Issued						4,067,000
Forfeited/Lapsed						(7,500)
Outstanding at end of period	26,181,866					26,181,866
Stock options
Shareholders' equity
Number of plans outstanding | plan	7		7	7	7	7	7	7
Share-based compensation expense | €					€ 7,300,000
SO 2024-1
Shareholders' equity
Fair value per SO at grant date | €												€ 1.1
Outstanding at beginning of period						12,898,116
Outstanding at end of period						12,898,116
Implied stock options fair values | €	€ 14,200,000		€ 14,200,000	€ 14,200,000	14,200,000	€ 14,200,000	€ 14,200,000	€ 14,200,000
SO 2024-2
Shareholders' equity
Fair value per SO at grant date | €												€ 1.1
Outstanding at beginning of period						213,000
Outstanding at end of period						213,000
Implied stock options fair values | €	200,000		200,000	200,000	200,000	€ 200,000	200,000	200,000
SO 2025-1
Shareholders' equity
Fair value per SO at grant date | €											€ 1.77
Outstanding at beginning of period						1,865,750
Forfeited/Lapsed						(7,500)
Outstanding at end of period						1,858,250
Implied stock options fair values | €	3,300,000		3,300,000	3,300,000	3,300,000	€ 3,300,000	3,300,000	3,300,000
SO 2025-2
Shareholders' equity
Fair value per SO at grant date | €										€ 1.78
Outstanding at beginning of period						6,000,000
Outstanding at end of period						6,000,000
Implied stock options fair values | €	€ 10,700,000		€ 10,700,000	€ 10,700,000	€ 10,700,000	€ 10,700,000	€ 10,700,000	€ 10,700,000
SO 2025-3
Shareholders' equity
Vesting period (year)			3 years
Holding period (year)			1 year
Number of shares per SO | shares	1		1	1	1	1	1	1
Expected volatility							57.30%
Average life (years) | Y								5
Risk-free rate							2.70%
Fair value per SO at grant date | €	€ 3.68		€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68
Share price | € / shares				€ 3.63
Outstanding at beginning of period						1,145,500
Issued						1,145,500
Outstanding at end of period						1,145,500
Implied stock options fair values | €	€ 4,200,000		€ 4,200,000	€ 4,200,000	€ 4,200,000	€ 4,200,000	€ 4,200,000	€ 4,200,000
SO 2026-1
Shareholders' equity
Vesting period (year)			3 years
Holding period (year)			1 year
Number of shares per SO | shares	1		1	1	1	1	1	1
Expected volatility							59.00%
Average life (years) | Y								5
Risk-free rate							3.10%
Fair value per SO at grant date | €	€ 1.68	€ 1.68	€ 1.68	€ 1.68	€ 1.68	€ 1.68	€ 1.68	€ 1.68
Share price | € / shares				€ 3.26
Issued		1,067,000				1,067,000
Outstanding at end of period						1,067,000
Implied stock options fair values | €	€ 1,800,000		€ 1,800,000	€ 1,800,000	€ 1,800,000	€ 1,800,000	€ 1,800,000	€ 1,800,000
SO 2026-1 | Employees
Shareholders' equity
Issued | shares		517,000
SO 2026-1 | Pamela Herbster, Chief People Officer
Shareholders' equity
Issued | shares		550,000
SO 2026-2
Shareholders' equity
Vesting period (year)			1 year 6 months
Holding period (year)			1 year
Number of shares per SO | shares	1		1	1	1	1	1	1
Expected volatility							58.70%
Average life (years) | Y								5
Risk-free rate							3.10%
Fair value per SO at grant date | €	€ 1.83		€ 1.83	€ 1.83	€ 1.83	€ 1.83	€ 1.83	€ 1.83
Share price | € / shares				€ 3.33
Issued						3,000,000
Outstanding at end of period						3,000,000
Implied stock options fair values | €	€ 5,500,000		€ 5,500,000	€ 5,500,000	5,500,000	€ 5,500,000	€ 5,500,000	€ 5,500,000
Share-based compensation expense | €					€ 0
SO 2026-2 | Mark Pruzanski, Chairman of the Board of Directors
Shareholders' equity
Issued | shares	3,000,000